Commitments and Contingencies - Charter Hire Receivable (Table) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments And Contingencies
December 31, 2024	$ 613,536
December 31, 2025	381,601
December 31, 2026	267,162
December 31, 2027	196,577
Thereafter	130,783
Total minimum lease revenue, net of address commissions	$ 1,589,659